Not FDIC Insured May Lose Value No Bank Guarantee
1112-Q3PH

Statement of Investments
(unaudited)
Franklin California Tax–Free Income Fund 2
Notes to Statement of Investments 25

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited), December 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.8%
California 94.3%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ $ 10,000,000 $ 10,551,609
Alameda Corridor Transportation Authority ,
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 17,772,912
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 36,209,160
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 20,582,768
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,832,830
Alisal Union School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,790,812
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,932,966
GO, 2009 B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,680,085
Alvord Unified School District ,
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 10,300,587
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 57,398,672
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/42 ........................ 34,690,000 37,307,576
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 26,360,304
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 28,016,851
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 21,325,237
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 13,168,610
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 22,107,665
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 11,311,984
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 29,927,864
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 19,628,752
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 11,526,134
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 8,165,366
Antelope Valley Community College District , GO , 2015 , Pre-Refunded , 5% , 8/01/39 ..
11,750,000 13,441,449
Baldwin Park Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/43 ....................... 5,000,000 5,373,156
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 25,000,000 4,314,910
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/53 .................. 60,000,000 7,046,298
Bay Area Toll Authority ,
Revenue, 2013 S-4, Pre-Refunded, 5%, 4/01/43 ........................... 36,040,000 38,197,095
Revenue, 2013 S-4, Pre-Refunded, 5.125%, 4/01/48 ....................... 47,355,000 50,262,715
Revenue, 2013 S-4, Pre-Refunded, 5.25%, 4/01/53 ........................ 32,760,000 34,821,891
Revenue, 2017 F-1, Pre-Refunded, 5%, 4/01/56 ........................... 60,000,000 73,469,370
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 84,260,000 97,094,618
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 72,000,000 82,517,155
Revenue, 2019 S-8, 5%, 4/01/56 ...................................... 25,000,000 32,516,163
a
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 12,672,868
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 11,746,346
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 6,729,945
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,814,920
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 2,192,904
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 2,097,507
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 889,658
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 9,406,984
b
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 17,000,000 17,855,703
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 37,000,000 38,462,747

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Community Housing Agency, (continued)
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 201 A-1 T, 4.25%,
2/01/38 ........................................................ $ 7,095,000 $ 7,043,841
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%,
2/01/57 ........................................................ 59,855,000 54,059,749
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 20,450,000 20,072,475
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 46,440,000 41,717,698
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 27,500,000 24,941,128
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ........ 36,260,000 31,231,510
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. 1,000,000 1,208,731
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 4,093,240
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 5,705,000 5,714,306
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,335,569
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 1,000,000 1,161,556
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 225,000 254,873
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,656,009
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 18,594,206
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 567,100
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 635,396
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 745,013
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 118,524
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 423,794
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 723,965
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 637,438
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 947,272
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 741,095
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 989,695
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 1,120,000 1,299,952
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 1,200,000 1,467,186
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 6,575,000 6,585,745
California Educational Facilities Authority ,
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 10,000,000 11,237,562
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 580,534
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... 395,000 495,788
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 511,649
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... 425,000 555,392
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 634,372
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/47 ............. 11,000,000 12,853,437
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 7,299,494
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,922,223
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/28 4,120,000 3,790,095
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,974,976
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 6,499,684
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/32 7,615,000 6,340,034
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 3,655,000 3,204,146
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 17,522,268
University of San Francisco, Revenue, 2018 A, 5%, 10/01/48 ................. 10,000,000 12,133,931
University of San Francisco, Revenue, 2018 A, 5%, 10/01/53 ................. 10,000,000 12,107,881
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 799,497
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 789,246

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Enterprise Development Authority, (continued)
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. $ 650,000 $ 786,426
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 1,201,263
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 500,000 598,489
California Health Facilities Financing Authority ,
Revenue, 1992 A, California Mortgage Insured, 6.5%, 12/01/22 ............... 140,000 140,668
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/35 .............................................. 1,000,000 1,136,248
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6.25%, 2/01/26 . 5,000,000 5,021,871
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/42 ........................................................ 7,750,000 9,223,953
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/47 ........................................................ 10,370,000 12,284,806
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/27 ................................................... 1,000,000 1,240,905
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/29 ................................................... 1,350,000 1,762,538
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 37,000,000 43,715,167
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 . 3,500,000 4,198,707
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 . 2,550,000 3,052,090
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/37 . 3,000,000 3,583,097
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 8,950,000 10,671,660
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/40 . 7,500,000 8,880,202
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 3%, 4/01/44 . 4,340,000 4,637,358
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/44 . 17,215,000 20,145,973
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/49 . 28,500,000 32,797,506
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 12,313,011
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 14,966,435
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/38 ............... 25,000,000 29,020,045
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/44 ............... 385,000,000 444,755,311
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2012 A, Refunding, 5%, 8/15/51 ..................................... 39,455,000 40,630,968
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016 B, 5%, 8/15/55 .............................................. 12,960,000 15,224,801
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017 A, 5%, 11/15/56 ............................................. 22,000,000 26,609,488
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 4,404,345
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 31,147,626
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ 800,000 995,604
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ 1,625,000 1,991,950
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ 1,600,000 1,948,404
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, 5%, 10/01/38 .. 5,110,000 5,694,094
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, Pre-Refunded,
5%, 10/01/38 ................................................... 3,890,000 4,388,847
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,136,341
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,645,064
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ 1,160,000 1,316,668
Sutter Health Obligated Group, Revenue, 2013 A, Pre-Refunded, 5%, 8/15/52 .... 89,990,000 96,880,633
Sutter Health Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%, 8/15/43 .... 20,000,000 23,291,774
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 36,705,000 44,561,962

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... $ 53,265,000 $ 63,042,984
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 36,810,000 41,839,678
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 13,405,768
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 34,500,000 42,091,935
California Housing Finance Agency ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 48,538,072 58,342,971
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 14,758,068 17,009,708
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,946,339 5,647,140
a,b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-1, Mandatory Put, 3%,
9/01/36 ........................................................ 22,535,000 21,959,036
b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-2, Zero Cpn., 9/01/36 . 1,940,000 1,946,041
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/40 ........................... 4,015,000 4,705,086
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/43 ........................... 1,900,000 2,226,566
Revenue, 2018, 5%, 10/01/48 ........................................ 10,000,000 12,371,461
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015 A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,661,732
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 6,472,380
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/26 ..................... 4,500,000 5,379,274
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/28 ..................... 5,750,000 7,273,000
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
0.45%, 8/01/24 .................................................. 26,900,000 26,979,979
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 8,000,000 9,965,093
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 30,300,000 37,510,464
a,b
DesertXpress Enterprises LLC, Revenue, 144A, 2020 A, Mandatory Put, 0.2%,
2/01/22 ........................................................ 57,000,000 56,999,920
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 984,455
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 993,421
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/55 ....................................................... 915,000 1,047,261
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 20,064,291
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 4%, 7/01/50 ............................................ 10,000,000 11,540,077
a
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 15,157,763
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, FGIC Insured, 5%, 7/01/29 ................... 50,985,000 63,378,796
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 13,460,000 16,792,090
California Municipal Finance Authority ,
Revenue, Senior Lien, 2017 A, Refunding, 4%, 8/15/52 ..................... 27,350,000 29,665,667
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. 11,413,000 11,435,488
1717 University Associates LLC, Revenue, 2020 A-T, 5.25%, 6/01/52 ........... 3,407,000 3,410,844
California Institute of the Arts, Revenue, 2021, 4%, 10/01/46 ................. 965,000 1,128,963
California Institute of the Arts, Revenue, 2021, 4%, 10/01/51 ................. 1,205,000 1,404,141
b
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 5,000,000 5,480,393
Channing House, Revenue, 2017 B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 11,477,500
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 11,843,000
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/24 ................ 500,000 551,735
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/25 ................ 400,000 457,241
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/26 ................ 400,000 471,584
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/27 ................ 500,000 605,235
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/28 ................ 400,000 495,809

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/29 ................ $ 600,000 $ 759,790
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/30 ................ 700,000 903,013
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/31 ................ 650,000 854,282
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/32 ................ 1,000,000 1,207,626
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/33 ................ 850,000 1,023,630
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 4%, 5/15/34 ................ 950,000 1,140,936
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/46 ............................................ 15,000,000 17,082,924
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/42 ............................................ 5,500,000 6,568,217
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 20,750,000 24,651,855
Concordia University Irvine, Revenue, 2021, 4%, 1/01/37 .................... 1,040,000 1,237,198
Concordia University Irvine, Revenue, 2021, 4%, 1/01/38 .................... 1,000,000 1,187,469
Concordia University Irvine, Revenue, 2021, 4%, 1/01/39 .................... 1,100,000 1,304,600
Concordia University Irvine, Revenue, 2021, 4%, 1/01/40 .................... 1,175,000 1,389,056
Concordia University Irvine, Revenue, 2021, 4%, 1/01/41 .................... 1,280,000 1,509,726
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/42 ......... 5,100,000 6,085,400
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/47 ......... 4,000,000 4,746,415
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 3,142,899
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 26,232,216
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 5,000,000 5,953,674
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 22,400,000 26,630,941
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 61,850,000 73,410,019
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 6,415,524
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 9,845,198
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 12,131,578
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 22,972,845
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 33,895,000 36,406,206
University of La Verne, Revenue, 2017 A, Refunding, 4%, 6/01/47 ............. 10,500,000 11,770,172
California Pollution Control Financing Authority ,
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 . 7,250,000 8,725,490
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 11/21/45 1,905,000 2,265,220
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 17,133,659
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 995,000 1,134,417
b
California School Finance Authority ,
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 2.125%, 8/01/31 . 500,000 503,674
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/36 .... 325,000 365,585
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/41 .... 525,000 586,073
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/51 .... 800,000 885,652
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/29 ............................................ 350,000 397,212
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/38 ............................................ 465,000 522,896
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/48 ............................................ 675,000 748,435
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/40 800,000 923,925
California State Public Works Board ,
Revenue, 2012 A, Refunding, 5%, 4/01/31 ............................... 48,070,000 48,633,005
Revenue, 2012 A, Refunding, 5%, 4/01/32 ............................... 17,885,000 18,094,473
Revenue, 2012 A, Refunding, 5%, 4/01/37 ............................... 29,000,000 29,339,654

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State Public Works Board, (continued)
Revenue, 2012 G, Refunding, 5%, 11/01/31 .............................. $ 16,520,000 $ 17,181,874
Revenue, 2013 I, 5%, 11/01/38 ....................................... 40,000,000 43,171,216
Revenue, 2021 B, 5%, 5/01/30 ........................................ 1,250,000 1,640,004
c
Revenue, 2022 A, Refunding, 5%, 8/01/32 ............................... 6,500,000 8,569,438
c
Revenue, 2022 A, Refunding, 5%, 8/01/36 ............................... 7,500,000 9,813,097
State of California Department of Corrections & Rehabilitation, Revenue, 2019 C,
5%, 11/01/38 ................................................... 5,000,000 6,393,999
California State University ,
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/39 ........................... 1,530,000 1,726,356
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/39 ........................... 21,470,000 24,290,323
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/44 ........................... 30,045,000 33,991,744
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/44 ........................... 2,300,000 2,595,175
Revenue, 2015 A, Refunding, 5%, 11/01/43 .............................. 11,000,000 12,751,271
a
Revenue, 2016 B-2, Refunding, Mandatory Put, 0.55%, 11/01/26 .............. 12,000,000 11,865,330
Revenue, 2017 A, Refunding, 5%, 11/01/42 .............................. 29,105,000 35,263,583
Revenue, 2017 A, Refunding, 5%, 11/01/47 .............................. 63,000,000 76,148,421
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 24,992,144
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 16,870,000 21,029,791
Revenue, 2018 A, Refunding, 5%, 11/01/50 .............................. 17,385,000 21,511,947
Revenue, 2019 A, 5%, 11/01/44 ....................................... 13,100,000 16,761,699
Revenue, 2019 A, 5%, 11/01/49 ....................................... 90,295,000 114,877,064
Revenue, 2019 A, 5%, 11/01/51 ....................................... 40,470,000 51,405,168
California Statewide Communities Development Authority ,
Revenue, 2004 A, Pre-Refunded, AGMC Insured, 5.25%, 10/01/24 ............. 170,000 170,667
Adventist Health System/West Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 10,751,514
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 81,746,017
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/48 .................................................... 7,980,000 9,579,683
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5.125%, 11/15/35 ................................................ 2,000,000 2,166,136
Community Church Retirement Center, Revenue, 2013, California Mortgage Insured,
5.375%, 11/15/44 ................................................ 7,250,000 7,880,669
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5.25%, 10/01/43 ..................................... 3,000,000 3,383,152
Kaiser Foundation Hospitals, Revenue, 2012 A, 5%, 4/01/42 ................. 88,945,000 89,922,932
Marin General Hospital Obligated Group, Revenue, 2018 A, 5%, 8/01/34 ........ 1,225,000 1,463,773
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 4%, 1/01/34 ............................................ 3,485,000 3,965,023
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5.25%,
11/15/35 ....................................................... 2,000,000 2,170,760
Carlsbad Unified School District ,
GO, 2009 B, Refunding, 6%, 5/01/34 ................................... 14,000,000 15,804,620
GO, 2011 C, Zero Cpn., 8/01/35 ....................................... 33,000,000 41,744,228
GO, B, 2%, 8/01/23 ................................................ 1,000,000 1,027,600
GO, B, 2%, 8/01/24 ................................................ 1,000,000 1,041,902
Centinela Valley Union High School District ,
GO, 2004 A, Refunding, NATL Insured, 5.5%, 8/01/33 ...................... 15,630,000 19,871,741
GO, 2012 B, Refunding, AGMC Insured, 5%, 8/01/50 ....................... 3,850,000 3,956,122
Cerritos Public Financing Authority , Tax Allocation , 2002 A , AMBAC Insured , 5% ,
11/01/22 ........................................................ 1,675,000 1,680,202
Chabot-Las Positas Community College District ,
GO, B, 5%, 8/01/22 ................................................ 14,000,000 14,392,510
GO, B, 5%, 8/01/23 ................................................ 14,400,000 15,485,619
GO, B, 5%, 8/01/24 ................................................ 5,500,000 6,157,490

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
$ 27,500,000 $ 30,931,563
Charter Oak Unified School District , GO , 2015 A , Pre-Refunded , AGMC Insured , 5% ,
8/01/40 ......................................................... 5,000,000 5,805,637
Chico Unified School District , GO , 2012 A , Pre-Refunded , 5% , 8/01/43 ...........
8,000,000 8,601,801
Chino Valley Unified School District ,
GO, 2020 B, 4%, 8/01/45 ............................................ 3,000,000 3,534,585
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 22,326,837
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 15,710,839
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 731,281
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,679,423
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 958,247
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 1,011,261
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 1,240,084
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,734,931
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 852,276
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,684,399
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/41 ........... 530,000 610,176
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/46 ........... 475,000 542,589
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/51 ........... 525,000 597,559
City of Irvine ,
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/23 ........................................................ 1,630,000 1,729,739
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/26 ........................................................ 1,245,000 1,423,854
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/27 ........................................................ 1,500,000 1,749,510
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/39 290,000 329,074
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/40 160,000 181,726
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/43 320,000 361,854
City of Long Beach ,
Harbor, Revenue, 2017 C, Refunding, 5%, 5/15/47 ......................... 12,210,000 14,659,497
Harbor, Revenue, 2019 A, 5%, 5/15/49 .................................. 18,205,000 22,854,073
City of Los Angeles ,
Revenue, 1993-1, Refunding, NATL, FHA Insured, 6.5%, 7/01/22 .............. 80,000 80,350
Department of Airports, Revenue, 2015 D, 5%, 5/15/41 ..................... 14,500,000 16,373,142
Department of Airports, Revenue, 2016 B, 5%, 5/15/41 ...................... 12,500,000 14,631,695
Department of Airports, Revenue, 2016 B, 5%, 5/15/46 ...................... 53,000,000 61,884,189
Department of Airports, Revenue, 2017 A, 5%, 5/15/47 ...................... 50,350,000 60,021,948
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 60,000,000 72,779,166
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 11,577,456
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 15,005,000 18,804,144
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 41,274,660
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/49 ............. 10,000,000 12,231,804
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 22,135,000 27,627,085
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 62,940,000 78,157,797
Department of Airports, Revenue, 2019 F, 5%, 5/15/44 ...................... 2,950,000 3,627,868
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 10,500,000 13,589,417
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 8,000,000 10,319,486
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 9,925,000 12,765,224
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/39 ............. 10,265,000 13,170,502
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. 10,000,000 12,811,558
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/36 ............. 3,665,000 4,760,896

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Wastewater System, Revenue, 2015 A, 5%, 6/01/44 ........................ $ 9,000,000 $ 10,254,184
Wastewater System, Revenue, 2015 C, Refunding, 5%, 6/01/45 ............... 24,690,000 28,112,757
Wastewater System, Revenue, 2018 A, 5%, 6/01/48 ........................ 11,275,000 13,821,999
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,315,000 1,315,378
City of Ontario ,
Community Facilities District No. 13, Special Tax, 2021, Refunding, 4%, 9/01/38 ... 400,000 458,816
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 463,862
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,757,389
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/36 ........... 525,000 604,802
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/42 ........... 650,000 742,928
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/51 ........... 1,375,000 1,557,655
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 8,614,124
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 25,245,222
City of Perris , Revenue , 1988 A , GNMA Insured , ETM, Zero Cpn., 6/01/23 .........
19,095,000 18,909,158
City of Riverside ,
Electric, Revenue, 2013 A, Refunding, 5%, 10/01/43 ....................... 11,535,000 12,391,263
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/40 ......................... 25,000,000 28,568,185
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........
5,000 5,018
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 6,035,000 7,185,569
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 19,830,000 23,479,067
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 11,042,174
Water, Revenue, 2013, Pre-Refunded, 5%, 9/01/38 ........................ 21,630,000 23,339,181
City of San Francisco , Public Utilities Commission Water , Revenue , 2012 A , Pre-
Refunded , 5% , 11/01/43 ............................................. 71,735,000 72,875,665
City of San Jose ,
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/36 .............................. 10,000,000 10,040,426
Hotel Tax, Special Tax, 2011, 6.5%, 5/01/42 .............................. 10,000,000 10,040,634
City of Santa Rosa ,
Wastewater, Revenue, 2020 A, 5%, 9/01/34 .............................. 6,700,000 8,755,361
Wastewater, Revenue, 2020 A, 5%, 9/01/35 .............................. 3,100,000 4,036,052
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 17,048,929
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 10/01/27 .......................... 2,500,000 3,042,139
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,458,302
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/35 .................. 1,420,000 1,800,630
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/39 .................. 425,000 535,110
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/40 .................. 365,000 458,727
c
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/41 .................. 420,000 526,986
b
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 9,000,000 8,117,222
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 32,550,000 34,118,542
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 84,666,085
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 35,750,000 32,515,411
b,c
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 24,979,784
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 5,920,651
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... 8,000,000 5,755,511
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 4,925,258

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Coachella Valley Unified School District, (continued)
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... $ 10,000,000 $ 5,717,067
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
13,210,000 16,114,008
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 9,571,785
Community Facilities District No. 2003-3 ,
City of Chino, Special Tax, 2021, 4%, 9/01/41 ............................. 1,710,000 1,967,392
City of Chino, Special Tax, 2021, 4%, 9/01/46 ............................. 1,000,000 1,137,277
City of Chino, Special Tax, 2021, 4%, 9/01/51 ............................. 1,250,000 1,416,915
Compton Community Redevelopment Agency ,
Tax Allocation, Second Lien, 2010 B, 5.7%, 8/01/30 ........................ 10,000,000 10,032,885
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/35 .......................... 11,160,000 11,197,221
Tax Allocation, Second Lien, 2010 B, 6%, 8/01/42 .......................... 10,000,000 10,032,124
Contra Costa Community College District ,
GO, 2020 C, 4%, 8/01/33 ............................................ 1,500,000 1,861,612
GO, 2020 C, 4%, 8/01/34 ............................................ 1,375,000 1,701,951
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/23 ........................... 2,320,000 2,302,262
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... 2,620,000 2,575,828
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,366,568
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,512,739
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,801,483
GO, A, Pre-Refunded, 5%, 8/01/44 ..................................... 20,000,000 23,279,906
County of Madera , Childrens Hospital Central California Obligated Group , COP , 1998 ,
NATL Insured , 5% , 3/15/23 ........................................... 3,650,000 3,679,193
County of Riverside , Revenue , 1988 B , GNMA Insured , ETM, Zero Cpn., 6/01/23 ...
26,160,000 25,960,009
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/41 ................... 9,000,000 10,570,207
Airport System, Revenue, Senior Lien, 2016 A, Refunding, 5%, 7/01/41 ......... 10,000,000 11,763,934
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/41 ........ 325,000 374,165
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/46 ........ 325,000 371,245
County of San Bernardino , Revenue , 1989 A , GNMA Insured , ETM, Zero Cpn., 5/01/22
1,425,000 1,423,451
b
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 9,982,724
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 10,033,947
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 11,488,166
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 13,663,733
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 12,000,000 11,412,456
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 2.8%, 3/01/47 22,000,000 20,129,171
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 24,000,000 21,360,070
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 16,110,000 15,636,156
Dublin, Revenue, Senior Lien, 144A, 2021 A-1, 2.45%, 2/01/47 ............... 39,000,000 35,207,188
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 45,500,000 42,050,800
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 8,719,066
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,110,000 2,998,964
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 23,965,000 22,066,133
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 7,000,000 6,585,699
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 16,746,317
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 22,250,000 20,375,477
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 23,250,000 20,659,311
Theo Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3.5%, 5/01/47 ........ 5,000,000 5,047,411
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 12,687,270
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 24,500,000 22,466,118
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 10,000,000 9,210,470
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 25,000,000 21,811,617
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 25,157,160

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... $ 17,870,000 $ 17,888,887
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 706,607
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 787,936
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 10,540,411
Delano Union School District , COP , 1999 , NATL Insured , 5.125% , 1/01/22 .........
365,000 365,000
East Bay Municipal Utility District ,
Water System, Revenue, 2014 A, Refunding, 5%, 6/01/35 ................... 10,000,000 11,070,908
Water System, Revenue, 2014 C, 5%, 6/01/44 ............................ 14,000,000 15,435,270
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/36 ................... 7,355,000 8,433,458
Water System, Revenue, 2015 C, 4%, 6/01/45 ............................ 9,070,000 10,059,221
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 5,080,698
Water System, Revenue, 2019 A, 5%, 6/01/49 ............................ 11,700,000 14,780,388
Eastern Municipal Water District ,
Revenue, 2021 A, Refunding, 4%, 7/01/26 ............................... 2,250,000 2,599,254
Revenue, 2021 A, Refunding, 4%, 7/01/27 ............................... 1,750,000 2,067,791
a
Revenue, 2021 B, Refunding, Mandatory Put, 0.2%, 7/01/24 ................. 7,500,000 7,501,742
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/46 ....... 2,815,000 3,206,063
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/51 ....... 3,405,000 3,864,163
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 34,997,264
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,730,773
Fairfax Elementary School District , GO , 2010 , AGMC Insured , Zero Cpn., 11/01/48 ..
10,380,000 4,449,056
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,051,276 1,105,949
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 20,364,554
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 10,844,467
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 339,742,885
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 211,643,109
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 41,889,162
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/32 .............. 37,260,000 44,771,139
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 29,753,769
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 54,429,063
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. 56,100,000 38,164,331
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 98,000,000 126,059,389
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 130,000,000 78,708,695
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/23 .................... 5,765,000 5,747,803
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/24 .................... 72,045,000 71,439,519
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... 20,660,000 20,342,152
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 22,869,385
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 14,402,604
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,887,901
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... 35,310,000 32,754,312
Fowler Unified School District ,
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/41 .......................... 3,095,000 1,990,950
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/42 .......................... 3,005,000 1,873,738

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Franklin-Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 .
$ 5,000,000 $ 5,376,125
Fremont Union High School District , GO , 2021 A , 2% , 8/01/23 ..................
3,000,000 3,083,761
Fresno Unified School District , GO , 1999 C , Refunding , NATL Insured , 5.9% , 8/01/22
1,540,000 1,557,705
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 ..........
3,030,000 3,008,477
Fullerton School District Financing Authority , Special Tax, Senior Lien , 2013 A ,
Refunding , AGMC Insured , 5% , 9/01/31 ................................. 2,500,000 2,684,965
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
15,000,000 12,182,730
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 2,850,000 2,859,350
Golden State Tobacco Securitization Corp. ,
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/35 ............................ 25,000,000 28,904,257
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/40 ............................ 212,525,000 245,715,093
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/45 ............................ 308,395,000 356,557,140
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/35 ........................... 28,340,000 35,745,265
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/46 ........ 250,000 283,220
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/51 ........ 500,000 565,752
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/56 ........ 745,000 840,981
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 5,037,774
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 11,537,701
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 744,422
Hartnell Community College District , GO , 2009 C , Zero Cpn., 8/01/33 ............
20,000,000 27,459,022
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 16,200,157
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,645,944
Independent Cities Finance Authority ,
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 827,026
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 1,052,271
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 1,070,139
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,442,610
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/46 ........... 1,000,000 1,051,711
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/56 ........... 2,000,000 2,075,187
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,960,000 3,488,498
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,250,000 7,314,704
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 8,000,000 9,427,915
Special Tax, 2020 A, BAM Insured, 4%, 9/01/54 ........................... 12,285,000 14,464,744
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 7,875,555
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 10,000,000 11,726,000
Jefferson Union High School District ,
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/25 ..................... 2,515,000 2,766,529
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/29 ..................... 3,075,000 3,908,247
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/39 .......... 135,000 153,033
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/40 .......... 140,000 159,010
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/50 .......... 1,000,000 1,123,623
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/46 .......... 900,000 1,028,064
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/51 .......... 875,000 995,932
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5.125%, 9/01/37 ...................... 4,000,000 4,295,194
Special Tax, 2013 A, AGMC Insured, 5.25%, 9/01/42 ....................... 3,250,000 3,496,535

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Unified School District , GO , 2015 A , Pre-Refunded , 5% , 8/01/39 ..........
$ 10,165,000 $ 11,822,549
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,861,274
La Palma Community Development Commission Successor Agency , Tax Allocation ,
1993 , Refunding , 6.1% , 6/01/22 ....................................... 145,000 146,945
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 6,338,705
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 46,264,351
Lancaster School District ,
GO, 1999, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,302,251
GO, 1999, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,665,335
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/46 ......................
3,000,000 3,415,263
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,320,807
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,109,577
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 9,581,030
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 17,270,025
Long Beach Bond Finance Authority ,
Revenue, 2007 A, 5.5%, 11/15/28 ..................................... 8,000,000 10,214,703
Revenue, 2007 A, 5%, 11/15/29 ....................................... 17,465,000 22,079,677
Revenue, 2007 A, 5.5%, 11/15/30 ..................................... 5,000,000 6,624,387
Revenue, 2007 A, 5%, 11/15/35 ....................................... 69,855,000 97,126,008
Revenue, 2007 A, 5.5%, 11/15/37 ..................................... 35,000,000 52,153,612
Los Angeles Community College District , GO , 2016 , Refunding , 5% , 8/01/38 .......
10,000,000 11,902,860
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2016 A, Refunding, 5%, 6/01/35 ............................... 17,655,000 20,926,459
Revenue, 2016 A, Refunding, 5%, 6/01/37 ............................... 10,970,000 12,976,528
Revenue, 2016 A, Refunding, 5%, 6/01/38 ............................... 28,160,000 33,283,898
Revenue, 2016 A, Refunding, 5%, 6/01/39 ............................... 10,000,000 11,805,274
Revenue, 2019 A, 5%, 7/01/44 ........................................ 32,030,000 39,880,194
Revenue, 2020 A, Refunding, 5%, 6/01/35 ............................... 21,325,000 28,013,062
Revenue, 2020 A, Refunding, 5%, 6/01/36 ............................... 30,950,000 40,572,442
Revenue, 2020 A, Refunding, 5%, 6/01/37 ............................... 6,500,000 8,502,907
Revenue, 2021 A, 5%, 6/01/22 ........................................ 7,000,000 7,141,087
Revenue, 2021 A, 5%, 6/01/23 ........................................ 7,000,000 7,477,162
Revenue, 2021 A, 5%, 6/01/24 ........................................ 5,500,000 6,117,089
Revenue, 2021 A, 5%, 6/01/25 ........................................ 10,000,000 11,550,647
Revenue, 2021 A, 5%, 6/01/26 ........................................ 4,000,000 4,777,714
Los Angeles County Sanitation Districts Financing Authority , Revenue , 2016 A ,
Refunding , 4% , 10/01/42 ............................................ 16,430,000 17,972,243
Los Angeles Department of Water & Power ,
Revenue, 2020 B, Refunding, 5%, 7/01/39 ............................... 16,420,000 21,343,330
Revenue, 2020 B, Refunding, 5%, 7/01/40 ............................... 45,465,000 59,003,981
Power System, Revenue, 2014 B, 5%, 7/01/43 ............................ 62,000,000 67,271,240
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 85,940,000 95,037,342
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/35 ................... 15,105,000 17,029,909
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/36 ................... 17,795,000 20,045,756
Power System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 15,000,000 17,459,955
Power System, Revenue, 2016 B, 5%, 7/01/35 ............................ 11,995,000 14,018,814
Power System, Revenue, 2017 A, 5%, 7/01/42 ............................ 7,710,000 9,222,175
Power System, Revenue, 2017 A, 5%, 7/01/47 ............................ 16,000,000 19,086,406
Power System, Revenue, 2019 A, 5%, 7/01/45 ............................ 18,980,000 23,655,114
Power System, Revenue, 2019 A, 5%, 7/01/49 ............................ 9,185,000 11,410,724
Power System, Revenue, 2019 D, Refunding, 5%, 7/01/44 ................... 8,450,000 10,695,324
Water System, Revenue, 2012 A, 5%, 7/01/43 ............................ 81,095,000 83,000,960
Water System, Revenue, 2014 A, 5%, 7/01/44 ............................ 50,000,000 55,345,335
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 62,660,000 73,043,539

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................... $ 72,060,000 $ 86,348,885
Water System, Revenue, 2018 A, 5%, 7/01/43 ............................ 13,805,000 16,889,029
Water System, Revenue, 2018 A, 5%, 7/01/48 ............................ 22,375,000 27,301,241
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/48 ................... 10,000,000 12,378,464
Water System, Revenue, 2020 A, Refunding, 5%, 7/01/41 ................... 15,000,000 19,481,229
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/37 ................... 6,035,000 7,895,163
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/38 ................... 20,350,000 26,577,658
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/39 ................... 14,535,000 18,947,558
Los Angeles Unified School District ,
GO, 2020 A, Refunding, 5%, 7/01/32 ................................... 18,480,000 24,313,890
GO, 2020 A, Refunding, 5%, 7/01/33 ................................... 16,520,000 21,697,368
GO, 2020 C, 4%, 7/01/33 ............................................ 2,000,000 2,454,332
GO, 2020 C, 4%, 7/01/36 ............................................ 16,685,000 20,167,817
GO, 2021 A, Refunding, 5%, 7/01/24 ................................... 24,190,000 26,961,088
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 11,487,871
GO, A, 4%, 8/01/44 ................................................ 16,090,000 17,403,697
Los Rios Community College District ,
GO, E, 3%, 8/01/23 ................................................ 10,560,000 11,024,187
GO, E, 3%, 8/01/24 ................................................ 8,250,000 8,815,740
GO, E, 3%, 8/01/25 ................................................ 10,000,000 10,917,734
McFarland Public Financing Authority , Revenue , 2010 A , AGMC Insured , 5% , 10/01/40
5,115,000 5,132,916
Mendocino-Lake Community College District , GO , 2011 B , AGMC Insured , 5.125% ,
8/01/41 ......................................................... 7,500,000 7,526,857
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/26 ........ 75,000 83,408
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/27 ........ 140,000 157,604
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/28 ........ 105,000 119,479
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/45 .................................................... 875,000 990,227
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/51 .................................................... 1,825,000 2,055,130
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/35 ........ 200,000 229,515
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/44 ........ 565,000 638,887
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/51 ........ 675,000 758,822
Metropolitan Water District of Southern California ,
Revenue, 2015 A, 5%, 7/01/40 ........................................ 10,000,000 11,468,556
a
Revenue, 2017 C, Mandatory Put, 0.24%, 5/21/24 ......................... 13,000,000 12,995,159
a
Revenue, 2017 D, Refunding, Mandatory Put, 0.24%, 5/21/24 ................ 23,000,000 22,991,435
Revenue, 2020 A, 5%, 10/01/45 ....................................... 16,665,000 21,272,737
Revenue, 2021 B, Refunding, 4%, 10/01/24 .............................. 4,070,000 4,474,066
Revenue, 2021 B, Refunding, 4%, 10/01/25 .............................. 2,000,000 2,260,810
Revenue, 2021 B, Refunding, 5%, 10/01/26 .............................. 6,250,000 7,553,725
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/27 ................................. 3,000,000 3,608,177
Revenue, 2020, Refunding, 5%, 4/01/32 ................................. 4,095,000 5,184,093
Revenue, 2020, Refunding, 5%, 4/01/36 ................................. 7,330,000 9,185,359
Midpeninsula Regional Open Space District , GO , 2018 , 4% , 9/01/48 .............
11,220,000 13,042,816
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 5,595,000 5,884,141
Modesto High School District ,
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 10,815,000 10,721,321
GO, 2002 A, NATL Insured, Zero Cpn., 5/01/27 ........................... 12,770,000 11,982,489

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
$ 11,190,000 $ 13,104,577
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,826,912
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,992,243
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 6,171,741
GO, A, AGMC Insured, 5%, 8/01/44 .................................... 29,220,000 33,390,495
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 63,583,652
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 40,110,837
M-S-R Public Power Agency , Revenue , E , NATL Insured , ETM, 6% , 7/01/22 .......
1,925,000 1,980,145
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/24 ........ 60,000 64,561
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/29 ........ 75,000 86,108
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/35 ........ 120,000 138,526
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/44 ........ 500,000 572,787
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,000,000 1,138,207
Needles Public Financing Authority , Revenue , 1992 A , 7.5% , 8/15/22 .............
150,000 150,478
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 28,534,716
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/41 ............................... 10,000,000 11,803,613
Revenue, 2017 A, Refunding, 5%, 3/01/47 ............................... 20,000,000 23,535,320
Revenue, 2017 B, Refunding, 5%, 3/01/47 ............................... 10,000,000 11,971,262
Revenue, 2021 A, Refunding, 5%, 3/01/29 ............................... 1,505,000 1,889,574
Revenue, 2021 A, Refunding, 5%, 3/01/30 ............................... 1,550,000 1,984,207
Revenue, 2021 A, Refunding, 5%, 3/01/31 ............................... 1,600,000 2,087,537
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,601,336
Revenue, 2021 A, Refunding, 5%, 3/01/33 ............................... 2,000,000 2,596,195
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 639,970
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 783,173
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,334,048
Revenue, 2021 B, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,655,716
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... 1,400,000 1,851,049
Oceanside Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 10,590,000 7,382,312
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 5,309,249
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 13,712,729
Ontario International Airport Authority ,
Revenue, 2021 B, AGMC Insured, 5%, 5/15/28 ........................... 300,000 371,648
Revenue, 2021 B, AGMC Insured, 5%, 5/15/29 ........................... 830,000 1,047,707
Revenue, 2021 B, AGMC Insured, 5%, 5/15/30 ........................... 1,315,000 1,693,971
Revenue, 2021 B, AGMC Insured, 5%, 5/15/31 ........................... 1,000,000 1,311,208
Revenue, 2021 B, AGMC Insured, 5%, 5/15/32 ........................... 2,000,000 2,614,839
Revenue, 2021 B, AGMC Insured, 5%, 5/15/33 ........................... 1,000,000 1,300,835
Revenue, 2021 B, AGMC Insured, 5%, 5/15/34 ........................... 1,000,000 1,297,377
Ontario Montclair School District , GO , 2017 A , 5% , 8/01/46 ....................
11,765,000 14,352,480
Orange County Sanitation District ,
Revenue, 2015 A, Refunding, 5%, 2/01/36 ............................... 8,350,000 9,307,030
Revenue, 2021 A, Refunding, 5%, 2/01/25 ............................... 10,975,000 12,546,177
Orange County Transportation Authority ,
Revenue, 2021, 4%, 10/15/24 ........................................ 40,000,000 43,969,472
Revenue, 2021, 5%, 10/15/24 ........................................ 25,000,000 28,171,410
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 16,530,279
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 5,704,021
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 4,391,548

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Oxnard School District , GO , C , Pre-Refunded , BAM Insured , 4% , 8/01/44 .........
$ 10,755,000 $ 11,759,350
Palomar Community College District ,
GO, 2010 B, Zero Cpn., 8/01/39 ....................................... 69,410,000 91,896,834
GO, C, Pre-Refunded, 5%, 8/01/44 .................................... 35,120,000 40,792,386
Palomar Health ,
GO, 2009 A, AGMC Insured, 7%, 8/01/38 ................................ 36,000,000 50,413,201
GO, 2010 A, 6.75%, 8/01/40 .......................................... 60,000,000 83,058,312
Palomar Health Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%,
11/01/47 ....................................................... 35,000,000 42,963,767
Panoche Financing Authority ,
Panoche Water District, Revenue, 2021 A, 4%, 9/01/43 ..................... 1,120,000 1,300,562
Panoche Water District, Revenue, 2021 A, 4%, 9/01/51 ..................... 6,070,000 6,959,284
Panoche Water District, Revenue, 2021 B, 0.882%, 3/01/22 .................. 100,000 100,003
Panoche Water District, Revenue, 2021 B, 0.932%, 9/01/22 .................. 125,000 124,858
Panoche Water District, Revenue, 2021 B, 1.182%, 9/01/23 .................. 125,000 124,240
Panoche Water District, Revenue, 2021 B, 1.408%, 9/01/24 .................. 125,000 123,662
Panoche Water District, Revenue, 2021 B, 1.553%, 9/01/25 .................. 130,000 127,781
Panoche Water District, Revenue, 2021 B, 2.006%, 9/01/27 .................. 395,000 385,367
Panoche Water District, Revenue, 2021 B, 2.456%, 9/01/29 .................. 415,000 406,500
Panoche Water District, Revenue, 2021 B, 2.756%, 9/01/31 .................. 435,000 428,598
Panoche Water District, Revenue, 2021 B, 3.106%, 9/01/35 .................. 880,000 884,333
Panoche Water District, Revenue, 2021 B, 3.571%, 9/01/40 .................. 1,155,000 1,169,933
Paramount Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/48 ....................... 2,450,000 2,634,301
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/43 .................. 32,000,000 8,282,330
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 28,000,000 4,871,656
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/22 ........................... 1,900,000 1,894,652
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 1,985,000 1,964,102
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 2,029,984
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 2,091,650
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... 2,265,000 2,145,332
Perris Joint Powers Authority ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,125,000 1,260,853
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/43 ................. 1,445,000 1,602,610
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/48 ................. 1,250,000 1,380,007
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 12,472,090
GO, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/42 .................... 5,000,000 5,392,311
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 12,319,909
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 17,649,616
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 48,675,798
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 42,334,020
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 11,389,044
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015 A, Refunding, 5%, 12/15/31 .......................... 10,180,000 13,644,524
Tax Allocation, 2015 A, Refunding, 5%, 12/15/32 .......................... 11,215,000 15,349,118
Tax Allocation, 2015 A, Refunding, 5%, 6/15/33 ........................... 5,835,000 8,079,645
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 8,733,943
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 23,061,316
Regents of the University of California ,
Medical Center, Revenue, 2013 J, 5%, 5/15/48 ............................ 75,000,000 79,552,245
Medical Center, Revenue, 2016 L, Refunding, 5%, 5/15/47 ................... 49,575,000 58,038,846

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
$ 27,000,000 $ 37,061,723
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 7,883,473
Ripon Unified School District ,
GO, 2013 A, Refunding, BAM Insured, 5%, 8/01/42 ........................ 2,315,000 2,480,000
GO, 2013 A, Pre-Refunded, BAM Insured, 5%, 8/01/42 ..................... 705,000 758,197
Riverside County Asset Leasing Corp. ,
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/23 ....... 14,160,000 14,044,450
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/24 ....... 13,005,000 12,766,672
Riverside County Transportation Commission ,
Revenue, 2013 A, Pre-Refunded, 5.25%, 6/01/39 .......................... 11,000,000 11,782,008
Revenue, Second Lien, 2021 C, Refunding, 4%, 6/01/47 .................... 6,750,000 7,894,633
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 12,800,512
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,944,148
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 8,341,231
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 8,559,711
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 15,353,290
Community Facilities District No. 3, Special Tax, 2019, BAM Insured, 4%, 9/15/49 .. 11,825,000 13,571,828
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,444,567
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,839,312
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 22,501,964
Sacramento County Sanitation Districts Financing Authority ,
Revenue, 2014 A, Refunding, 5%, 12/01/44 .............................. 25,000,000 27,487,118
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/29 ....................................................... 4,100,000 5,376,977
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/39 ....................................... 3,135,000 4,003,291
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 3,181,639
Revenue, 2021 I, Refunding, 5%, 8/15/25 ................................ 5,500,000 6,399,135
Revenue, 2021 I, Refunding, 5%, 8/15/26 ................................ 6,500,000 7,817,789
Revenue, 2021 I, Refunding, 5%, 8/15/27 ................................ 6,500,000 8,049,527
Revenue, 2021 I, Refunding, 5%, 8/15/28 ................................ 4,000,000 5,080,436
San Bernardino Community College District , GO , 2009 B , Zero Cpn., 8/01/48 ......
66,390,000 31,869,258
San Buenaventura Public Facilities Financing Authority ,
Revenue, 2014 C, Pre-Refunded, 5%, 1/01/39 ............................ 8,500,000 9,301,999
Revenue, 2014 C, Pre-Refunded, 5%, 1/01/44 ............................ 19,395,000 21,224,972
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 34,687,809
San Diego County Regional Airport Authority ,
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 9,000,000 11,159,150
Revenue, 2019 A, Refunding, 5%, 7/01/49 ............................... 5,000,000 6,165,708
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 3,000,000 3,433,385
Revenue, 2019 B, Refunding, 5%, 7/01/49 ............................... 5,000,000 6,114,485
Special Facilities, Revenue, 2014 A, 5%, 7/01/44 .......................... 5,645,000 6,224,824
San Diego County Regional Transportation Commission ,
Revenue, 2014 A, Pre-Refunded, 5%, 4/01/44 ............................ 54,915,000 60,689,367
Revenue, 2014 A, Pre-Refunded, 5%, 4/01/48 ............................ 20,000,000 22,103,020
Revenue, 2016 A, 5%, 4/01/48 ........................................ 25,000,000 29,161,333
San Diego County Water Authority ,
Revenue, 2021 A, Refunding, 5%, 5/01/29 ............................... 2,335,000 3,028,549
Revenue, Sub. Lien, 2021 S-1, Refunding, 5%, 5/01/28 ..................... 44,020,000 55,482,152
San Diego Unified School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/22 ........................... 8,440,000 8,433,588
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/23 ........................... 11,120,000 11,073,208
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 119,206,314

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego Unified School District, (continued)
GO, 2010 C, Zero Cpn., 7/01/48 ....................................... $ 29,840,000 $ 35,239,163
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 77,442,027
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 35,306
GO, F, 5%, 7/01/40 ................................................ 69,510,000 79,717,933
GO, F, 5%, 7/01/45 ................................................ 34,370,000 39,289,399
GO, R-2, Refunding, Zero Cpn., 7/01/40 ................................. 79,760,000 97,083,729
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016 B, 5%, 5/01/46 ........................................ 28,040,000 32,531,559
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 25,000,000 30,609,555
Revenue, Second Series, 2014 B, 5%, 5/01/44 ............................ 31,000,000 34,059,108
Revenue, Second Series, 2017 A, 5%, 5/01/42 ............................ 20,910,000 24,843,303
Revenue, Second Series, 2017 A, 5%, 5/01/47 ............................ 49,090,000 58,231,181
Revenue, Second Series, 2017 B, 5%, 5/01/47 ............................ 70,725,000 84,982,722
Revenue, Second Series, 2018, 5.25%, 5/01/48 ........................... 120,000,000 146,788,476
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 117,910,000 142,461,562
Revenue, Second Series, 2018 E, 5%, 5/01/48 ............................ 44,650,000 54,792,734
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 6,500,000 7,957,536
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/34 ................... 14,000,000 18,290,215
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/35 ................... 5,000,000 6,519,803
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 12,055,823
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,386,376
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,759,867
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 5.9%, 1/15/38 .............................. 106,465,000 152,825,238
Revenue, 1997 A, Refunding, 5.95%, 1/15/40 ............................. 142,645,000 206,252,916
Revenue, 1997 A, Refunding, 6%, 1/15/43 ............................... 161,250,000 238,789,078
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 143,336,000 214,701,303
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 143,336,000 216,304,344
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 12,702,521
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,634,127
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 31,532,941
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 34,320,608
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/50 ................... 230,000,000 262,295,243
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/44 ..................... 123,148,000 145,794,843
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/50 ..................... 199,373,000 233,129,919
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,769,687
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 6,514,230
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 15,825,000 14,161,444
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... 18,605,000 17,616,922
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 18,062,187
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 11,464,247
San Marcos Public Financing Authority , Revenue , 1994 A , ETM, 6.25% , 9/02/22 ....
15,000,000 15,593,349
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,904,136
San Mateo Foster City Public Financing Authority ,
City of San Mateo, Revenue, 2021 B, 5%, 8/01/25 ......................... 30,000,000 34,822,215
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/49 ..................... 29,000,000 36,822,881
Estero Municipal Improvement District, Revenue, 2021 A, 5%, 8/01/25 .......... 14,235,000 16,523,141
San Mateo Union High School District ,
COP, 2007, Pre-Refunded, AMBAC Insured, 5%, 12/15/43 ................... 11,535,000 13,070,303
GO, 2002 B, NATL Insured, Zero Cpn., 9/01/22 ........................... 5,000,000 4,994,835

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
$ 17,060,000 $ 19,683,318
Sanger Public Financing Authority ,
Revenue, 2013, AGMC Insured, 5%, 6/15/35 ............................. 2,360,000 2,507,706
Revenue, 2013, AGMC Insured, 5%, 6/15/43 ............................. 6,155,000 6,533,770
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 11,317,012
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
8,295,000 7,738,928
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 23,045,036
Santa Maria Joint Union High School District , GO , 2014 , Pre-Refunded , 4% , 8/01/37 .
14,230,000 15,558,861
Santa Paula Utility Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 2/01/45 ............................ 16,495,000 18,833,477
Revenue, 2015 A, Pre-Refunded, 5%, 2/01/50 ............................ 21,050,000 24,034,233
Santaluz Community Facilities District No. 2 ,
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/25 .................................................... 470,000 528,095
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/26 .................................................... 490,000 563,271
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/27 .................................................... 635,000 744,041
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/28 .................................................... 880,000 1,050,055
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/29 .................................................... 690,000 837,615
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/30 .................................................... 430,000 530,475
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 28,087,285
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 11,543,094
Southern California Public Power Authority , Revenue , 2007 A , 5% , 11/01/33 .......
17,500,000 23,644,873
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 2,094,237
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 2,125,135
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ 2,550,000 2,159,083
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 2,187,061
Southwestern Community College District , GO , D , Pre-Refunded , 5% , 8/01/44 .....
10,000,000 11,630,643
State of California ,
GO, 5%, 10/01/22 ................................................. 18,500,000 19,169,976
GO, Refunding, 4%, 10/01/23 ......................................... 31,000,000 33,011,299
GO, 5%, 10/01/23 ................................................. 20,000,000 21,644,902
GO, 6%, 5/01/24 .................................................. 1,920,000 1,957,024
GO, NATL Insured, 6%, 8/01/24 ....................................... 745,000 748,300
GO, 5.625%, 9/01/24 ............................................... 255,000 257,231
GO, Refunding, 4%, 10/01/24 ......................................... 17,340,000 19,056,492
GO, 5%, 10/01/24 ................................................. 7,000,000 7,883,702
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 140,000 141,286
GO, Refunding, 5%, 9/01/26 ......................................... 25,000,000 30,059,412
GO, Refunding, 5%, 10/01/27 ......................................... 10,000,000 12,401,215
GO, Refunding, 5%, 11/01/28 ......................................... 10,000,000 12,753,325
GO, Refunding, 5%, 12/01/28 ......................................... 24,000,000 30,670,644
GO, Refunding, 5%, 9/01/29 ......................................... 4,000,000 5,189,862
GO, Refunding, 5%, 11/01/29 ......................................... 17,000,000 22,135,316
GO, Refunding, 5%, 12/01/29 ......................................... 3,015,000 3,932,637
GO, Refunding, 5%, 9/01/30 ......................................... 4,000,000 5,325,383
GO, Refunding, 5%, 12/01/30 ......................................... 4,000,000 5,342,757
GO, Refunding, 5%, 4/01/31 ......................................... 10,295,000 13,877,586
GO, Refunding, 5%, 3/01/33 ......................................... 5,000,000 6,525,052

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, 5%, 12/01/34 ................................................. $ 34,235,000 $ 45,372,820
GO, Refunding, 5%, 3/01/35 ......................................... 51,980,000 67,508,365
GO, 5%, 12/01/35 ................................................. 9,745,000 12,898,387
GO, Refunding, 4%, 3/01/36 ......................................... 10,000,000 12,052,631
GO, 5%, 12/01/36 ................................................. 16,560,000 21,851,784
GO, 5%, 10/01/39 ................................................. 15,000,000 17,558,166
GO, 5%, 4/01/43 .................................................. 44,745,000 47,244,187
GO, 5%, 10/01/44 ................................................. 25,000,000 27,843,145
GO, 5%, 8/01/45 .................................................. 22,500,000 25,668,691
GO, 5%, 8/01/46 .................................................. 20,000,000 23,558,866
GO, 5%, 10/01/47 ................................................. 81,000,000 94,335,872
GO, 5%, 4/01/49 .................................................. 5,000,000 6,256,664
GO, 1996, Pre-Refunded, FGIC Insured, 5.375%, 6/01/26 ................... 1,335,000 1,363,839
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,071,795
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,019
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,077
GO, 2012, 5%, 4/01/42 ............................................. 85,000,000 85,951,371
GO, 2017, 5%, 11/01/47 ............................................. 10,000,000 12,223,863
Department of Water Resources, Revenue, BD, 5%, 12/01/25 ................ 3,000,000 3,527,336
Department of Water Resources, Revenue, BD, 5%, 12/01/26 ................ 3,250,000 3,950,000
Department of Water Resources, Revenue, BD, 5%, 12/01/27 ................ 8,240,000 10,301,084
Department of Water Resources, Revenue, BD, 5%, 12/01/28 ................ 4,650,000 5,964,002
Department of Water Resources, Revenue, BD, 5%, 12/01/29 ................ 6,665,000 8,758,691
Department of Water Resources, Revenue, BD, 5%, 12/01/30 ................ 9,075,000 12,222,037
State of California Department of Water Resources ,
Revenue, BB, Refunding, 5%, 12/01/32 ................................. 17,110,000 22,985,064
Revenue, BB, Refunding, 5%, 12/01/35 ................................. 3,100,000 4,140,258
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 6,175,000 7,498,171
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 5,215,000 6,394,043
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 1,275,000 1,403,071
Temescal Valley Water District ,
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/36 ................................................ 930,000 1,066,933
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/41 ................................................ 785,000 896,296
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/46 ................................................ 1,040,000 1,178,196
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/51 ................................................ 930,000 1,051,056
Temple City Unified School District , GO , A , Pre-Refunded , 5% , 8/01/43 ...........
10,000,000 10,752,251
Three Rivers Levee Improvement Authority ,
Special Tax, 2021 A, Refunding, 3%, 9/01/22 ............................. 105,000 106,564
Special Tax, 2021 A, Refunding, 3%, 9/01/23 ............................. 220,000 227,648
Special Tax, 2021 A, Refunding, 3%, 9/01/24 ............................. 245,000 257,090
Special Tax, 2021 A, Refunding, 4%, 9/01/25 ............................. 280,000 307,762
Special Tax, 2021 A, Refunding, 4%, 9/01/36 ............................. 1,080,000 1,245,638
Special Tax, 2021 A, Refunding, 4%, 9/01/41 ............................. 2,840,000 3,267,687
Special Tax, 2021 A, Refunding, 4%, 9/01/46 ............................. 2,700,000 3,082,368
Special Tax, 2021 A, Refunding, 4%, 9/01/51 ............................. 5,065,000 5,741,226
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/29 ............................................ 1,500,000 1,905,312
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/31 ............................................ 1,290,000 1,675,029

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Northern California, (continued)
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/33 ............................................ $ 1,520,000 $ 1,961,343
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/35 ............................................ 1,020,000 1,224,643
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/49 ............................................ 5,500,000 6,402,873
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 B, 2,
Refunding, 4%, 6/01/49 ............................................ 2,500,000 2,844,714
Town of Tiburon ,
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.375%,
9/02/41 ........................................................ 550,000 551,339
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.5%,
9/02/51 ........................................................ 1,250,000 1,242,318
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 3%,
9/01/24 ........................................................ 100,000 104,774
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/25 ........................................................ 115,000 126,056
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/28 ........................................................ 120,000 136,790
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/30 ........................................................ 110,000 126,944
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/36 ........................................................ 430,000 495,361
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/41 ........................................................ 665,000 763,788
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/46 ........................................................ 885,000 1,010,929
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/51 ........................................................ 2,210,000 2,513,952
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 10,410,000 13,038,787
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 7,985,000 9,964,599
Tulare County Board of Education ,
COP, Pre-Refunded, BAM Insured, 5.375%, 5/01/33 ........................ 3,185,000 3,401,553
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/38 ......................... 8,305,000 8,883,393
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/43 ......................... 10,855,000 11,610,986
Turlock Irrigation District ,
Revenue, 2020, Refunding, 5%, 1/01/37 ................................. 2,090,000 2,686,989
Revenue, 2020, Refunding, 5%, 1/01/38 ................................. 940,000 1,206,573
Revenue, 2020, Refunding, 5%, 1/01/39 ................................. 2,250,000 2,882,944
Revenue, 2020, Refunding, 5%, 1/01/41 ................................. 3,500,000 4,468,811
Union Elementary School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,965,239
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/25 ........................... 5,500,000 5,333,858
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/26 ........................... 5,850,000 5,584,607
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 26,230,376
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 28,857,412
Revenue, 2016 AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 16,222,488
Revenue, 2016 K, 4%, 5/15/46 ........................................ 19,850,000 22,126,249
Revenue, 2017 M, 5%, 5/15/37 ....................................... 15,410,000 18,689,306
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 72,325,000 89,000,838
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 17,827,569

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
University of California, (continued)
Revenue, 2018 O, Refunding, 5%, 5/15/43 ............................... $ 30,120,000 $ 37,085,190
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 20,000,000 24,556,370
Revenue, 2018 O, Refunding, 5%, 5/15/58 ............................... 10,000,000 12,253,038
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/40 ........................................................ 260,000 298,988
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/45 ........................................................ 165,000 187,839
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/51 ........................................................ 260,000 294,744
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 32,577,759
Vacaville Unified School District , GO , D , 4% , 8/01/45 .........................
2,000,000 2,341,615
Val Verde Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/34 ........................... 1,000,000 1,362,591
GO, 2015 B, Pre-Refunded, BAM Insured, 5%, 8/01/44 ..................... 15,000,000 17,416,911
GO, 2020 A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,667,436
Vallejo Public Financing Authority , Vallejo CA-Hiddenbrooke Improvement District No.
1 , Revenue , 2004 A , 5.8% , 9/01/31 .................................... 3,370,000 3,388,645
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,478,093
Vista Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,840,376
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,538,413
Washington Township Health Care District , GO , 2015 B , 5% , 8/01/45 .............
15,000,000 16,999,225
West Basin Municipal Water District ,
Revenue, 2021 A, Refunding, 5%, 8/01/23 ............................... 2,170,000 2,333,238
Revenue, 2021 A, Refunding, 5%, 8/01/24 ............................... 1,100,000 1,231,498
Revenue, 2021 A, Refunding, 5%, 8/01/25 ............................... 1,365,000 1,585,996
Revenue, 2021 A, Refunding, 5%, 8/01/26 ............................... 1,000,000 1,203,787
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,436,940
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 8,592,349
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 6,596,222
16,212,229,925
Wisconsin 0.7%
b
Public Finance Authority , Affordable Housing Preservation Corp. (The) , Revenue , 144A,
2021 , 5.25% , 12/01/22 .............................................. 112,100,000 111,996,823
U.S. Territories 0.8%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2021 A, Refunding, 2.499%, 10/01/25 ........................... 1,480,000 1,481,373
Revenue, 2021 A, Refunding, 2.699%, 10/01/26 ........................... 2,445,000 2,444,986
Revenue, 2021 A, Refunding, 2.899%, 10/01/27 ........................... 1,325,000 1,327,106
Revenue, 2021 A, Refunding, 3.099%, 10/01/28 ........................... 2,375,000 2,389,152
Revenue, 2021 A, Refunding, 3.189%, 10/01/29 ........................... 3,560,000 3,577,434
Revenue, 2021 A, Refunding, 3.339%, 10/01/30 ........................... 2,400,000 2,427,248
Revenue, 2021 A, Refunding, 3.489%, 10/01/31 ........................... 2,155,000 2,195,261
Revenue, 2021 A, Refunding, 3.839%, 10/01/36 ........................... 9,650,000 9,906,388
Revenue, 2021 A, Refunding, 4.46%, 10/01/43 ............................ 2,400,000 2,499,323
28,248,271
Puerto Rico 0.6%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 6,210,000 6,364,543

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Children’s Trust Fund, (continued)
Revenue, 2002, 5.625%, 5/15/43 ...................................... $ 16,000,000 $ 16,087,464
d
Puerto Rico Electric Power Authority ,
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/29 ............................. 20,000,000 19,975,000
Revenue, 2012 A RSA-1 2013 A, 7%, 7/01/33 ............................. 50,000,000 51,437,500
Revenue, WW-RSA-1, 5%, 7/01/28 .................................... 12,030,000 12,014,963
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,800,000 6,003,000
111,882,470
Total U.S. Territories .................................................................... 140,130,741
Total Municipal Bonds (Cost $14,190,101,955) ..................................
16,464,357,489
a a a a
Short Term Investments 3.1%
Municipal Bonds 3.1%
California 3.1%
e
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 0.05% ,
9/01/38 ......................................................... 12,150,000 12,150,000
e
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 B , LOC Wells Fargo Bank NA , Daily VRDN and
Put , 0.07% , 8/15/47 ................................................ 28,435,000 28,435,000
e
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 0.06% , 7/01/46 ................................ 10,500,000 10,500,000
e
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 0.04% , 10/01/41 .................................. 39,165,000 39,165,000
e
Los Angeles Department of Water & Power , Power System , Revenue , 2001 B-6 ,
Refunding , SPA Barclays Bank plc , Daily VRDN and Put , 0.06% , 7/01/34 ........ 10,300,000 10,300,000
e
Metropolitan Water District of Southern California ,
Revenue, 2016 B-1, Refunding, SPA TD Bank NA, Daily VRDN and Put, 0.06%,
7/01/37 ........................................................ 100,000 100,000
Revenue, 2018 A-1, Refunding, SPA TD Bank NA, Daily VRDN and Put, 0.06%,
7/01/37 ........................................................ 6,575,000 6,575,000
e
Orange County Water District , COP , 2003 A , LOC Bank of America NA , Daily VRDN
and Put , 0.06% , 8/01/42 ............................................. 25,000,000 25,000,000
e
Santa Clara Valley Transportation Authority ,
2000 Measure A Sales Tax, Revenue, 2008 C, Refunding, SPA TD Bank NA, Daily
VRDN and Put, 0.06%, 4/01/36 ...................................... 31,610,000 31,610,000
2000 Measure A Sales Tax, Revenue, 2008 D, Refunding, SPA TD Bank NA, Daily
VRDN and Put, 0.06%, 4/01/36 ...................................... 28,895,000 28,895,000
e
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.05% , 7/01/36 ........................... 73,860,000 73,860,000
e
State of California ,
GO, 2003 C-4, LOC US Bank NA, Daily VRDN and Put, 0.07%, 5/01/33 ......... 27,700,000 27,700,000
GO, 2004 A-2, LOC State Street Bank & Trust Co., Daily VRDN and Put, 0.06%,
5/01/34 ........................................................ 16,730,000 16,730,000
e
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.04%, 5/15/48 .................. 95,530,000 95,530,000
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.06%, 5/15/48 .......... 25,000,000 25,000,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 0.05%, 5/15/48 .......... 49,270,000 49,270,000

Franklin California Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments

See Abbreviations on page 26 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
e
University of California, (continued)
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.05%, 5/15/48 .......... $ 59,735,000 $ 59,735,000
540,555,000
Total Municipal Bonds (Cost $540,555,000) .....................................
540,555,000
Total Short Term Investments (Cost $540,555,000 ) ...............................
540,555,000
a
Total Investments (Cost $14,730,656,955) 98.9% ................................
$17,004,912,489
Other Assets, less Liabilities 1.1% .............................................
188,109,763
Net Assets 100.0% ...........................................................
$17,193,022,252
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $1,023,975,742, representing 6.0% of net assets.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin California Tax-Free Income Fund
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
1915 Act Improvement Bond Act of 1915
ABAG Association of Bay Area Governments
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificate of Participation
ETM Escrow to Maturity
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Administration
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.